Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Feb. 16, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not schedule the grant of stock options or other equity awards in anticipation of the disclosure of material nonpublic information, and we do not schedule the disclosure of material nonpublic information based on the timing of grants of stock options or other equity awards. We have not adopted a formal policy that would require us to grant, or to avoid granting, stock options or other equity awards at certain times. In practice, however, as part of our regular annual long-term incentive (LTI) grant process, the MDCC generally has granted stock options and other equity awards to our executives at their meeting in February of each year. The full Board is responsible for determining Chairman and CEO compensation, which includes equity awards. Similarly, annual grants of equity awards to our non-employee directors (which, in years prior to 2024, included stock options) generally have been made by the Board each year in April. The dates for those MDCC and Board meetings generally are set well in advance and on a fairly consistent cadence from year to year. However, the MDCC and the Board are also authorized to grant stock options and other equity awards at other times during the year. For example, stock options and other equity awards may be, and have been, granted in connection with new hires and promotions.
Consistent with our historic grant practices for regular annual LTI awards to our executives, the Board approved the grant of stock options to our Chairman and CEO, and the MDCC approved the grant of stock options to our other named executive officers, with a grant date of February 16, 2024, which was the date that we filed our annual report on Form 10-K for the 2023 fiscal year, and approximately two weeks after we issued the earnings release announcing our 2023 fourth quarter and full year financial results. We are providing the following information relating to stock options granted to our named executive officers during fiscal year 2024, as required by SEC rules.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($)	Grant Date Fair Value of the Award ($)	Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information (%)
Vimal Kapur	2/16/2024	85,100	$197.68	$3,250,820	(0.5)
Gregory Lewis	2/16/2024	39,267	197.68	1,499,999	(0.5)
Anne T. Madden	2/16/2024	32,624	197.68	1,246,237	(0.5)
Lucian Boldea	2/16/2024	26,734	197.68	1,021,239	(0.5)
James Currier	2/16/2024	22,316	197.68	852,471	(0.5)

Award Timing Method
We do not schedule the grant of stock options or other equity awards in anticipation of the disclosure of material nonpublic information, and we do not schedule the disclosure of material nonpublic information based on the timing of grants of stock options or other equity awards. We have not adopted a formal policy that would require us to grant, or to avoid granting, stock options or other equity awards at certain times. In practice, however, as part of our regular annual long-term incentive (LTI) grant process, the MDCC generally has granted stock options and other equity awards to our executives at their meeting in February of each year. The full Board is responsible for determining Chairman and CEO compensation, which includes equity awards. Similarly, annual grants of equity awards to our non-employee directors (which, in years prior to 2024, included stock options) generally have been made by the Board each year in April. The dates for those MDCC and Board meetings generally are set well in advance and on a fairly consistent cadence from year to year. However, the MDCC and the Board are also authorized to grant stock options and other equity awards at other times during the year. For example, stock options and other equity awards may be, and have been, granted in connection with new hires and promotions.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
We do not schedule the grant of stock options or other equity awards in anticipation of the disclosure of material nonpublic information, and we do not schedule the disclosure of material nonpublic information based on the timing of grants of stock options or other equity awards. We have not adopted a formal policy that would require us to grant, or to avoid granting, stock options or other equity awards at certain times. In practice, however, as part of our regular annual long-term incentive (LTI) grant process, the MDCC generally has granted stock options and other equity awards to our executives at their meeting in February of each year. The full Board is responsible for determining Chairman and CEO compensation, which includes equity awards. Similarly, annual grants of equity awards to our non-employee directors (which, in years prior to 2024, included stock options) generally have been made by the Board each year in April. The dates for those MDCC and Board meetings generally are set well in advance and on a fairly consistent cadence from year to year. However, the MDCC and the Board are also authorized to grant stock options and other equity awards at other times during the year. For example, stock options and other equity awards may be, and have been, granted in connection with new hires and promotions.

MNPI Disclosure Timed for Compensation Value	true
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($)	Grant Date Fair Value of the Award ($)	Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information (%)
Vimal Kapur	2/16/2024	85,100	$197.68	$3,250,820	(0.5)
Gregory Lewis	2/16/2024	39,267	197.68	1,499,999	(0.5)
Anne T. Madden	2/16/2024	32,624	197.68	1,246,237	(0.5)
Lucian Boldea	2/16/2024	26,734	197.68	1,021,239	(0.5)
James Currier	2/16/2024	22,316	197.68	852,471	(0.5)

Vimal Kapur [Member]
Awards Close in Time to MNPI Disclosures
Name		Vimal Kapur
Underlying Securities		85,100
Exercise Price | $ / shares		$ 197.68
Fair Value as of Grant Date | $		$ 3,250,820
Underlying Security Market Price Change		(0.005)
Gregory Lewis [Member]
Awards Close in Time to MNPI Disclosures
Name		Gregory Lewis
Underlying Securities		39,267
Exercise Price | $ / shares		$ 197.68
Fair Value as of Grant Date | $		$ 1,499,999
Underlying Security Market Price Change		(0.005)
Anne T. Madden [Member]
Awards Close in Time to MNPI Disclosures
Name		Anne T. Madden
Underlying Securities		32,624
Exercise Price | $ / shares		$ 197.68
Fair Value as of Grant Date | $		$ 1,246,237
Underlying Security Market Price Change		(0.005)
Lucian Boldea [Member]
Awards Close in Time to MNPI Disclosures
Name		Lucian Boldea
Underlying Securities		26,734
Exercise Price | $ / shares		$ 197.68
Fair Value as of Grant Date | $		$ 1,021,239
Underlying Security Market Price Change		(0.005)
James Currier [Member]
Awards Close in Time to MNPI Disclosures
Name		James Currier
Underlying Securities		22,316
Exercise Price | $ / shares		$ 197.68
Fair Value as of Grant Date | $		$ 852,471
Underlying Security Market Price Change		(0.005)